Employee Benefits (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Current	$ 395,848	$ 929,338
Non-current	39,586,368	41,843,524
Total	$ 39,982,216	$ 42,772,862